Employee benefits - Change in defined benefit obligation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligation at January 1	SFr 2,092,434
Service costs	348,172	SFr 319,173	SFr 261,778
Interest cost	12,994	14,922	14,873
Defined benefit obligation at December 31	1,962,970	2,092,434
Present value of funded defined benefit obligation
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligation at January 1	7,122,841	5,427,776
Service costs	348,172	319,173
Plan participants' contribution	236,074	218,275
Interest cost	50,494	62,916
Actuarial losses	60,781	417,937
Transfer-out amounts	(440,950)	(1,276,315)
Transfer-in amounts of new employees	622,205	1,953,079
Defined benefit obligation at December 31	SFr 7,999,617	SFr 7,122,841	SFr 5,427,776